Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	425,120	228,890
Units granted (in shares)	438,470	300,090
Units vested (in shares)	(123)	(609)
Units forfeited (in shares)	(30,967)	(103,251)
Units settled (in shares)	(238,030)	0
Units outstanding - ending (in shares)	594,470	425,120
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Units outstanding - beginning (in shares)	388,140	252,440
Units granted (in shares)	338,480	239,280
Units vested (in shares)	(104,881)	(14,079)
Units forfeited (in shares)	(30,649)	(89,501)
Units settled (in shares)	(158,310)	0
Units outstanding - ending (in shares)	432,780	388,140